Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 13, 2012
Registrant Name	dei_EntityRegistrantName	ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001165382
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2012
Prospectus Date	rr_ProspectusDate	Oct 31, 2012

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST (Prospectus Summary): | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Institutional Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required:

The last sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, including U.S. government securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program; repurchase agreements; U.S. dollar-denominated foreign bank obligations; asset-backed securities; and municipal obligations.

The fifth paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Money Trust—Principal Risks" is hereby deleted and replaced with the following:

•   Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST (Prospectus Summary): | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Supplement Text	ck0001165382_SupplementTextBlock

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Institutional Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required:

The last sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, including U.S. government securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program; repurchase agreements; U.S. dollar-denominated foreign bank obligations; asset-backed securities; and municipal obligations.

Risk, Heading	rr_RiskHeading	The fifth paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Money Trust—Principal Risks" is hereby deleted and replaced with the following:
Risk, Narrative	rr_RiskNarrativeTextBlock

•   Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Supplement Closing	ck0001165382_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	avixx

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST (Prospectus Summary): | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Institutional Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required:

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST (Prospectus Summary): | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Supplement Text	ck0001165382_SupplementTextBlock

Morgan Stanley

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Institutional Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required:

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	aisxx